Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Trade and Other Receivables
	As of December 31,
	2018	2017
	US$’000	US$’000
Trade receivables	81,274	115,875
Less: Loss allowances	(1,657)	(3,472)
Trade receivable, net	79,617	112,403
Other receivables	12,502	9,537
Less: Loss allowances	(80)	(28)
Other receivable, net	12,422	9,509

Movement in Provision for Impairment of Trade Receivables

12(a)Movement in the loss allowances on trade receivables

	Individually impaired	Collectively impaired	Total
	US$’000	US$’000	US$’000
At January 1, 2017	2,981	361	3,342
Charge for the year	438	172	610
Write-off	(385)	(44)	(429)
Unused amounts reversed	(269)	(39)	(308)
Currency translation adjustment	223	37	260
Reclassification	(3)	—	(3)
At December 31, 2017	2,985	487	3,472
Opening loss allowance as at January 1, 2018 - calculated under IFRS 9			(16)
At January 1, 2018			3,456
Charge for the year			726
Write-off			(2,292)
Unused amounts reversed			(156)
Currency translation adjustment			(74)
Reclassification			(3)
At December 31, 2018			1,657

Aging Analysis of Trade Receivables	Aging analysis of trade receivables
			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2018
Expected loss rate	2.04%	0.07%	0.86%	3.95%	20.18%	31.71%	64.70%
Gross carrying amount - trade receivables	81,274	67,318	9,183	2,276	327	82	2,088
Loss allowances	1,657	45	79	90	66	26	1,351
Trade receivable, net	79,617	67,273	9,104	2,186	261	56	737

January 1, 2018
Expected loss rate	2.98%	0.03%	0.37%	2.07%	8.36%	9.87%	84.65%
Gross carrying amount - trade receivables	115,875	90,686	17,105	3,389	347	557	3,791
Loss allowances	3,456	29	64	70	29	55	3,209
Trade receivable, net	112,419	90,657	17,041	3,319	318	502	582

			Past due but not impaired
	Total	Neither past due nor impaired	Past due 1-3 months	Past due 3-6 months	Past due 6-12 months	Past due over 12 months
December 31, 2017	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade receivable, net	112,403	90,503	20,608	654	397	241